CASH DISTRIBUTIONS AND EARNINGS PER UNIT	6 Months Ended
Jun. 30, 2013
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
CASH DISTRIBUTIONS AND EARNINGS PER UNIT
NOTE 14 - CASH DISTRIBUTIONS AND EARNINGS PER UNIT
The partnership agreement of Navios Partners requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 per unit per year and is made in the following manner:

•	First, 98% to all unitholders, pro rata not including holder of subordinated Series A units;
Thereafter there is incentive distribution rights held by the General Partner, which are analyzed as follows:

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Common and Subordinated Unitholders	General Partner
Minimum Quarterly Distribution	$ 0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%
On January 21, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2012 of $0.4425 per unit. The distribution was paid on February 14, 2013 to all holders of record of common and general partner units on February 8, 2013, which included the unitholders from the common unit offering in February 2013. The aggregate amount of the declared distribution was $27,563 and $2,373 for new unitholders.
         On April 22, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2013 of $0.4425 per unit. The distribution was paid on May 14, 2013 to all holders of record of common and general partner units on May 10, 2013. The aggregate amount of the declared distribution was $29,936.
        Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners' partnership agreement, net of the unallocated earnings (or losses). Basic earnings net income per unit is determined by dividing net income by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated in the same manner as net income per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. There were no options or phantom units outstanding during the three and six months ended June 30, 2013 and 2012.
The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended		Six Month Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Net income	$19,511	$16,681	$35,757	$33,618
Earnings attributable to:
Common unit holders	18,671	16,348	34,143	32,946
Weighted average units outstanding (basic and diluted)
Common unit holders	65,284,163	57,260,811	64,254,881	55,884,987
Earnings per unit (basic and diluted):
Common unit holders	$0.29	$0.29	$0.53	$0.59
Earnings per unit - distributed (basic and diluted):
Common unit holders	$0.44	$0.47	$0.90	$0.91
Loss per unit - undistributed (basic and diluted):
Common unit holders	$(0.15)	$(0.18)	$(0.37)	$(0.32)